Accumulated Other Comprehensive Income (Loss) Accumulated Other Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	$ 15,956	$ 1,641	$ 19,771	$ 4,753	$ 6,439	$ 5,641	$ 10,377
Foreign Exchange Forward
Schedule of Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	$ 14,400		$ 15,100